Offerings - Offering: 1	Nov. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	400,000
Proposed Maximum Offering Price per Unit	8.81
Maximum Aggregate Offering Price	$ 3,524,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 486.66
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such additional shares of the Registrant's common stock, par value $0.0001 per share (the "Common Stock"), as may be issued under the Registrant's 2014 Inducement Award Program (the "Inducement Award Plan") to prevent dilution from stock splits, stock dividends and similar transactions. (2) Represents an aggregate of 400,000 shares of the Registrant's Common Stock that may be issued pursuant to awards granted or to be granted in accordance with Nasdaq Listing Rule 5635(c)(4), as an inducement material to an individual's entering into employment with the Registrant under the Registrant's Inducement Award Plan. (3) Pursuant to Rules 457(c) and 457(h)(1) under the Securities Act, the proposed maximum offering price per share and the maximum aggregate offering price for the shares have been calculated solely for the purpose of computing the registration fee on the basis of the average high and low prices of the Common Stock as reported by the Nasdaq Capital Market on October 29, 2025 to be $8.81 and $3,524,000, respectively. (4) The Registrant does not have any fee off-sets.